Summary of Significant Accounting Policies (Details) ₨ / shares in Thousands, $ / shares in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨) ₨ / shares MW	Mar. 31, 2023 USD ($) $ / shares MW	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Foreign exchange conversion rate | (per share)	₨ 82,190	$ 1,000
Amortized cost of held to maturity investments	₨ 7,000,000		₨ 6,000,000			$ 0.1	$ 0.1
Allowance for credit losses	836,000,000		285,000,000			$ 10.2
Interest capitalized	344,000,000	$ 4.2	595,000,000		₨ 333,000,000
Impairment of long-lived assets	₨ 0		₨ 0
Weighted average remaining operating lease term	29 years		30 years			29 years	30 years
Total lease liabilities	₨ 3,700,000,000		₨ 3,834,000,000			$ 45.1
Asset retirement obligations	1,112,000,000		902,000,000		811,000,000	13.5	$ 11.0
Accretion expense	83,000,000	1.0	59,000,000		42,000,000
Depreciation expense	4,020,000,000	48.9	3,639,000,000		3,165,000,000
ARO liability reduced amount	210,000,000	2.6
Amortization of debt financing costs	336,000,000	4.1	1,107,000,000		369,000,000
Written off debt financing cost			739,000,000		30,000,000
Debt issuance expense	₨ 1,010,000,000		1,189,000,000			12.3
Tax benefit percentage	50.00%	50.00%
Contributions to provident fund	₨ 27,000,000	$ 0.3	27,000,000		27,000,000
Defined benefit plans	48,000,000		56,000,000		50,000,000	0.6	$ 0.7
Revenue from customers	20,748,000,000	252.4	18,341,000,000		15,236,000,000
Sale of carbon credits emissions	₨ 4,000,000	$ 0.1	720,000,000
Sale of power, payment terms	payment within 30 to 60 days of sale	payment within 30 to 60 days of sale
Share based compensation expense capitalized			23,000,000		8,000,000
Non-controlling interest	625,000,000		662,000,000			$ 7.6
Net loss	₨ 37,000,000	0.5
Net profit			22,000,000
Ten M W Gujarat Power Plant [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage by non-controlling owners	0.83%					0.83%
Fifty M W Uttar Pradesh Power Plant [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage by non-controlling owners	49.00%					49.00%
Hundred M W Telangana Power Plant [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage by non-controlling owners	0.16%					0.16%
Azure Power India Private Limited A Z I [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage by non-controlling owners	0.01%					0.01%
DJB [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage by non-controlling owners	49.00%					49.00%
GEDCOL [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage by non-controlling owners	48.60%					48.60%
DMRC [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage by non-controlling owners	48.60%					48.60%
Railways Project [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage by non-controlling owners	48.60%					48.60%
Other Current Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Debt issuance expense			141,000,000			$ 0.5
Other Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Debt issuance expense	₨ 37,000,000
General and Administrative Expense [Member]
Summary of Significant Accounting Policies [Line Items]
Share based compensation expense	17,000,000	0.2	69,000,000		44,000,000
Share based compensation expense capitalized
Stock Appreciation Rights (SARs) [Member]
Summary of Significant Accounting Policies [Line Items]
Share based compensation expense	646,000,000	7.9	373,000,000
Share based compensation expense capitalized | $
Stock Appreciation Rights (SARs) [Member] | General and Administrative Expense [Member]
Summary of Significant Accounting Policies [Line Items]
Share based compensation expense | $		$ 7.9
Rooftop Business [Member]
Summary of Significant Accounting Policies [Line Items]
Non-controlling interest	₨ 453,000,000					$ 6.0
Solar Power Plant1 [Member]
Summary of Significant Accounting Policies [Line Items]
Capacity of Power Plants (in Megawatts) | MW	50	50
Solar Power Plant2 [Member]
Summary of Significant Accounting Policies [Line Items]
Capacity of Power Plants (in Megawatts) | MW	10	10
Accounting Standards Update 2016-02 [Member]
Summary of Significant Accounting Policies [Line Items]
Lessee, operating lease, option to extend lease term	35 years	35 years
Weighted average discount rate	10.00%					10.00%
Weighted average remaining operating lease term	29 years					29 years
Right of use asset	₨ 4,346,000,000		4,465,000,000			$ 52.9
Total lease liabilities			3,834,000,000
Lease expense	₨ 436,000,000	$ 5.3	439,000,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Lessee operating lease term of contract	2 years					2 years
Statutory income tax rate	25.17%	25.17%
Shareholder percentage	48.60%	48.60%
Minimum [Member] | Employee Stock Option Plan [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest	20.00%					20.00%
Minimum [Member] | Accounting Standards Update 2016-02 [Member]
Summary of Significant Accounting Policies [Line Items]
Lessee operating lease term of contract	2 years					2 years
Lease rent escalation percentage	5.00%	5.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Lessee operating lease term of contract	35 years					35 years
Reduction in right of use assets	₨ 0
Statutory income tax rate	34.94%	34.94%
Shareholder percentage	49.00%	49.00%
Maximum [Member] | Employee Stock Option Plan [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest	50.00%					50.00%
Maximum [Member] | Accounting Standards Update 2016-02 [Member]
Summary of Significant Accounting Policies [Line Items]
Lessee operating lease term of contract	35 years					35 years
Lease rent escalation percentage	10.00%	10.00%
Taxation Laws Acts 2019 [Member]
Summary of Significant Accounting Policies [Line Items]
Reduced corporate tax rate	25.17%	25.17%
Safe Guard Duties And Goods And Service Tax [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue from customers	₨ 267,000,000	$ 3.3	340,000,000
Power Purchase Agreements [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase agreement Term	25 years	25 years
Asset retirement obligations [Member]
Summary of Significant Accounting Policies [Line Items]
Depreciation expense	₨ 21,000,000	$ 0.3	14,000,000		₨ 23,000,000
Bank Time Deposits [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	₨ 11,850,000,000		₨ 10,482,000,000			$ 144.2